Schedule of Components of Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ (1,070,343)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	(307,557)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	543,944
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	365,401
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	3,761,084
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	(1,070,343)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	57,844
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ 4,305,028